Exceptional items and remeasurements - Schedule of exceptional items and remeasurements from continuing operations (Details) - GBP (£) £ in Millions	6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021
Included within operating profit from continuing operations
Net gain on disposal of NECO	£ 511	£ 0
IFA1 property damage insurance proceeds	47
Operating profit	2,239	1,492
Included within share of post-tax results of joint ventures and associates
Share of post-tax results of joint ventures and associates	51	41
Profit before tax	1,572	1,083
Profit after tax from continuing operations	1,125	376
Exceptional items
Included within operating profit from continuing operations
Net gain on disposal of NECO	511
Cost efficiency programme and new operating model implementation costs	(61)	(24)
Transaction, separation and integration costs	(65)	(137)
IFA1 property damage insurance proceeds	33
Net gains on commodity contract derivatives	0	0
Operating profit	418	(161)
Included within net finance costs
Net gains on derivative financial instruments	0	0
Net gains (losses) on financial assets at fair value through profit or loss	0	0
Net finance costs	0	0
Included within share of post-tax results of joint ventures and associates
Net losses on financial instruments	0	0
Share of post-tax results of joint ventures and associates	0	0
Profit before tax	418	(161)
Exceptional deferred tax arising on the change in UK corporation tax rate		(484)
Tax on exceptional items and remeasurements	(221)	11
Profit after tax from continuing operations	197	(634)
Remeasurements
Included within operating profit from continuing operations
Net gain on disposal of NECO	0
Cost efficiency programme and new operating model implementation costs	0	0
Transaction, separation and integration costs	0	0
IFA1 property damage insurance proceeds	0
Net gains on commodity contract derivatives	65	350
Operating profit	65	350
Included within net finance costs
Net gains on derivative financial instruments	46	23
Net gains (losses) on financial assets at fair value through profit or loss	(32)	2
Net finance costs	14	25
Included within share of post-tax results of joint ventures and associates
Net losses on financial instruments	(19)	(17)
Share of post-tax results of joint ventures and associates	(19)	(17)
Profit before tax	60	358
Exceptional deferred tax arising on the change in UK corporation tax rate		0
Tax on exceptional items and remeasurements	(49)	(86)
Profit after tax from continuing operations	11	272
Exceptional items and remeasurements
Included within operating profit from continuing operations
Net gain on disposal of NECO	511
Cost efficiency programme and new operating model implementation costs	(61)	(24)
Transaction, separation and integration costs	(65)	(137)
IFA1 property damage insurance proceeds	33
Net gains on commodity contract derivatives	65	350
Operating profit	483	189
Included within net finance costs
Net gains on derivative financial instruments	46	23
Net gains (losses) on financial assets at fair value through profit or loss	(32)	2
Net finance costs	14	25
Included within share of post-tax results of joint ventures and associates
Net losses on financial instruments	(19)	(17)
Share of post-tax results of joint ventures and associates	(19)	(17)
Profit before tax	478	197
Exceptional deferred tax arising on the change in UK corporation tax rate		(484)
Tax on exceptional items and remeasurements	(270)	(75)
Profit after tax from continuing operations	£ 208	£ (362)